Note 9 - Grant Revenue (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0	$ 0	$ 81,526	$ 81,526	$ 385,501
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax					$ 81,526	$ 385,501